Commitments and Contingencies - Schedule of Future Annual Minimum Rental Payments Payable Under New Lease (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2020	$ 882
2021	913
2022	945
2023	978
2024	1,012
Thereafter	1,580
Total	$ 6,310